Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PIONEER SERIES TRUST II
Central Index Key	0001265389
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Pioneer AMT-Free Municipal Fund
PIONEER AMT-FREE MUNICIPAL FUND
INVESTMENT OBJECTIVE
As high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 37 and the "Sales charges" section of the statement of additional information beginning on page 49.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer AMT-Free Municipal Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer AMT-Free Municipal Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.13%	0.30%	0.13%	0.13%
Total Annual Fund Operating Expenses		0.83%	1.75%	1.58%	0.58%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.01%)	(0.03%)	none	(0.03%)
Net Expenses	[1]	0.82%	1.72%	1.58%	0.55%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 0.82%, 1.72% and 0.55% of the average daily net assets attributable to Class A, Class B and Class Y shares, respectively. These expense limitations are in effect through May 1, 2014. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer AMT-Free Municipal Fund (USD $)	1	3	5	10
Class A	530	702	889	1,428
Class B	575	848	1,046	1,816
Class C	261	499	860	1,878
Class Y	56	183	321	723

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer AMT-Free Municipal Fund (USD $)	1	3	5	10
Class A	530	702	889	1,428
Class B	175	548	946	1,816
Class C	161	499	860	1,878
Class Y	56	183	321	723

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment grade municipal bonds with a maturity of more than one year, the interest on which is exempt from regular federal income tax. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such municipal securities. The fund normally will not invest in securities the interest on which is a tax preference item for purposes of the federal alternative minimum tax (AMT).

The fund's investments include bonds, notes and other debt instruments issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies or instrumentalities.

The fund may invest up to 10% of its net assets in debt securities rated below investment grade (known as "junk bonds"). The fund's investments in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities.

The fund may invest in municipal securities of any maturity, although under normal circumstances it is anticipated that the fund will generally invest in longer-term investments.

The fund may invest 25% or more of its assets in issuers in any one or more states or securities the payments on which are derived from gas, electric, telephone, sewer, water, healthcare, education and transportation segments of the municipal bond market.

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, inverse floating rate, floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund normally will limit its investment in municipal securities whose issuers are located in the same state to less than 25% of the fund's total assets.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as synthetic municipal securities and inverse floating rate obligations, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may invest up to 10% of its net assets in inverse floating rate obligations. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may invest in subordinated securities and collateralized debt obligations, and may hold cash or other short-term investments.

The fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies, commercial paper, U.S. government securities, U.S. or foreign bank instruments and repurchase agreements.

The fund's investment adviser, considers both broad economic factors and issuer specific factors in selecting investments to buy and sell. In assessing the appropriate maturity and rating weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality and issuer diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities). Interest rates in the U.S. recently have been historically low.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MUNICIPAL SECURITIES RISK. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments.

To the extent that the fund invests in municipal securities whose issuers are located in the state of California, the fund will be more susceptible to economic, political and other developments that may adversely affect California issuers than are funds whose portfolios are more geographically diverse. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the state or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the state generally or any individual locality. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development, are all adversely affected by the recent economic recession. Unfavorable developments in any economic sector may adversely affect the overall California municipal market. Historically, California's economy has been more volatile than that of the nation as a whole. Although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

SYNTHETIC MUNICIPAL SECURITIES RISK. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. These securities are subject to the risk that income derived from synthetic municipal securities is deemed to be taxable.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

RISKS OF COLLATERALIZED DEBT OBLIGATIONS. The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the underlying obligations (e.g., an underlying obligation may decline in quality or default) and the tranche of the CDO in which the fund invests (e.g., the fund may invest in a tranche of CDO that is subordinate to other tranches). Investments in CDOs may be characterized by the fund as illiquid securities, which may be difficult to sell at an advantageous time or price.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

TAXABLE INVESTMENT RISK. Although distributions of interest income from the fund's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares are not. In addition, the interest on the fund's municipal securities could become subject to regular federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your fund distributions.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Municipal Bond Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Safeco Municipal Bond Fund (the predecessor fund) on December 10, 2004.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A, Class B and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower. Prior to August 2, 2004, Safeco Asset Management, Inc. served as the predecessor fund's investment adviser.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.24% (07/01/2009 TO 09/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -7.48% (07/01/2008 TO 09/30/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer AMT-Free Municipal Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	7.80%	5.37%	4.93%	5.39%	Sep 30, 1996
Class A Return after taxes on distributions	7.80%	5.33%	4.49%	4.32%	Sep 30, 1996
Class A Return after taxes on distributions and sale of shares	6.45%	5.18%	4.48%	4.29%	Sep 30, 1996
Class B	7.94%	5.41%	4.53%	4.92%	Sep 30, 1996
Class C	12.03%	5.47%		4.56%	Oct 1, 2003
Class Y	13.12%	6.60%		5.66%	Nov 10, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%	5.73%	Sep 30, 1996

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST II
Prospectus Date	rr_ProspectusDate	May 1, 2013
Pioneer AMT-Free Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER AMT-FREE MUNICIPAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 37 and the "Sales charges" section of the statement of additional information beginning on page 49.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment grade municipal bonds with a maturity of more than one year, the interest on which is exempt from regular federal income tax. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such municipal securities. The fund normally will not invest in securities the interest on which is a tax preference item for purposes of the federal alternative minimum tax (AMT).

The fund's investments include bonds, notes and other debt instruments issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies or instrumentalities.

The fund may invest up to 10% of its net assets in debt securities rated below investment grade (known as "junk bonds"). The fund's investments in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities.

The fund may invest in municipal securities of any maturity, although under normal circumstances it is anticipated that the fund will generally invest in longer-term investments.

The fund may invest 25% or more of its assets in issuers in any one or more states or securities the payments on which are derived from gas, electric, telephone, sewer, water, healthcare, education and transportation segments of the municipal bond market.

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, inverse floating rate, floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund normally will limit its investment in municipal securities whose issuers are located in the same state to less than 25% of the fund's total assets.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as synthetic municipal securities and inverse floating rate obligations, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may invest up to 10% of its net assets in inverse floating rate obligations. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may invest in subordinated securities and collateralized debt obligations, and may hold cash or other short-term investments.

The fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies, commercial paper, U.S. government securities, U.S. or foreign bank instruments and repurchase agreements.

		The fund's investment adviser, considers both broad economic factors and issuer specific factors in selecting investments to buy and sell. In assessing the appropriate maturity and rating weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality and issuer diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities). Interest rates in the U.S. recently have been historically low.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MUNICIPAL SECURITIES RISK. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments.

To the extent that the fund invests in municipal securities whose issuers are located in the state of California, the fund will be more susceptible to economic, political and other developments that may adversely affect California issuers than are funds whose portfolios are more geographically diverse. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the state or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the state generally or any individual locality. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development, are all adversely affected by the recent economic recession. Unfavorable developments in any economic sector may adversely affect the overall California municipal market. Historically, California's economy has been more volatile than that of the nation as a whole. Although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

SYNTHETIC MUNICIPAL SECURITIES RISK. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. These securities are subject to the risk that income derived from synthetic municipal securities is deemed to be taxable.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

RISKS OF COLLATERALIZED DEBT OBLIGATIONS. The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the underlying obligations (e.g., an underlying obligation may decline in quality or default) and the tranche of the CDO in which the fund invests (e.g., the fund may invest in a tranche of CDO that is subordinate to other tranches). Investments in CDOs may be characterized by the fund as illiquid securities, which may be difficult to sell at an advantageous time or price.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

TAXABLE INVESTMENT RISK. Although distributions of interest income from the fund's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares are not. In addition, the interest on the fund's municipal securities could become subject to regular federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your fund distributions.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Municipal Bond Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Safeco Municipal Bond Fund (the predecessor fund) on December 10, 2004.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A, Class B and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower. Prior to August 2, 2004, Safeco Asset Management, Inc. served as the predecessor fund's investment adviser.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Municipal Bond Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.24% (07/01/2009 TO 09/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -7.48% (07/01/2008 TO 09/30/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Pioneer AMT-Free Municipal Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1	rr_ExpenseExampleYear01	530
3	rr_ExpenseExampleYear03	702
5	rr_ExpenseExampleYear05	889
10	rr_ExpenseExampleYear10	1,428
1	rr_ExpenseExampleNoRedemptionYear01	530
3	rr_ExpenseExampleNoRedemptionYear03	702
5	rr_ExpenseExampleNoRedemptionYear05	889
10	rr_ExpenseExampleNoRedemptionYear10	1,428
2003	rr_AnnualReturn2003	5.66%
2004	rr_AnnualReturn2004	5.45%
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	5.20%
2007	rr_AnnualReturn2007	1.40%
2008	rr_AnnualReturn2008	(14.85%)
2009	rr_AnnualReturn2009	24.01%
2010	rr_AnnualReturn2010	2.15%
2011	rr_AnnualReturn2011	11.73%
2012	rr_AnnualReturn2012	12.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.48%)
1 YEAR	rr_AverageAnnualReturnYear01	7.80%
5 YEARS	rr_AverageAnnualReturnYear05	5.37%
10 YEARS	rr_AverageAnnualReturnYear10	4.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.39%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer AMT-Free Municipal Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.72%	[1]
1	rr_ExpenseExampleYear01	575
3	rr_ExpenseExampleYear03	848
5	rr_ExpenseExampleYear05	1,046
10	rr_ExpenseExampleYear10	1,816
1	rr_ExpenseExampleNoRedemptionYear01	175
3	rr_ExpenseExampleNoRedemptionYear03	548
5	rr_ExpenseExampleNoRedemptionYear05	946
10	rr_ExpenseExampleNoRedemptionYear10	1,816
1 YEAR	rr_AverageAnnualReturnYear01	7.94%
5 YEARS	rr_AverageAnnualReturnYear05	5.41%
10 YEARS	rr_AverageAnnualReturnYear10	4.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.92%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer AMT-Free Municipal Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.58%	[1]
1	rr_ExpenseExampleYear01	261
3	rr_ExpenseExampleYear03	499
5	rr_ExpenseExampleYear05	860
10	rr_ExpenseExampleYear10	1,878
1	rr_ExpenseExampleNoRedemptionYear01	161
3	rr_ExpenseExampleNoRedemptionYear03	499
5	rr_ExpenseExampleNoRedemptionYear05	860
10	rr_ExpenseExampleNoRedemptionYear10	1,878
1 YEAR	rr_AverageAnnualReturnYear01	12.03%
5 YEARS	rr_AverageAnnualReturnYear05	5.47%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.56%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
Pioneer AMT-Free Municipal Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.55%	[1]
1	rr_ExpenseExampleYear01	56
3	rr_ExpenseExampleYear03	183
5	rr_ExpenseExampleYear05	321
10	rr_ExpenseExampleYear10	723
1	rr_ExpenseExampleNoRedemptionYear01	56
3	rr_ExpenseExampleNoRedemptionYear03	183
5	rr_ExpenseExampleNoRedemptionYear05	321
10	rr_ExpenseExampleNoRedemptionYear10	723
1 YEAR	rr_AverageAnnualReturnYear01	13.12%
5 YEARS	rr_AverageAnnualReturnYear05	6.60%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.66%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 10, 2006
Pioneer AMT-Free Municipal Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.80%
5 YEARS	rr_AverageAnnualReturnYear05	5.33%
10 YEARS	rr_AverageAnnualReturnYear10	4.49%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer AMT-Free Municipal Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.45%
5 YEARS	rr_AverageAnnualReturnYear05	5.18%
10 YEARS	rr_AverageAnnualReturnYear10	4.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.29%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer AMT-Free Municipal Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.78%
5 YEARS	rr_AverageAnnualReturnYear05	5.91%
10 YEARS	rr_AverageAnnualReturnYear10	5.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.73%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 0.82%, 1.72% and 0.55% of the average daily net assets attributable to Class A, Class B and Class Y shares, respectively. These expense limitations are in effect through May 1, 2014. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Growth Opportunities Fund
PIONEER GROWTH OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
Growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 52.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Growth Opportunities Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Growth Opportunities Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.35%	1.03%	0.46%	0.45%	0.11%
Total Annual Fund Operating Expenses	1.25%	2.68%	2.11%	1.60%	0.76%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Growth Opportunities Fund (USD $)	1	3	5	10
Class A	695	949	1,222	1,999
Class B	671	1,132	1,520	2,665
Class C	314	661	1,134	2,441
Class R	163	505	871	1,900
Class Y	78	243	422	942

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Growth Opportunities Fund (USD $)	1	3	5	10
Class A	695	949	1,222	1,999
Class B	271	832	1,420	2,665
Class C	214	661	1,134	2,441
Class R	163	505	871	1,900
Class Y	78	243	422	942

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 137% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund invests primarily in equity securities of companies that the fund's investment adviser considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The fund may invest in initial public offerings of equity securities.

The fund may invest in securities of any market capitalization, although the fund may invest a significant portion of its assets in equity securities of small companies. The fund defines small companies as those within the market capitalization range of the Russell 2000 Growth Index (approximately $2.7 million to $3.8 billion as of March 31, 2013). The size of the companies in the index changes constantly with market conditions and the composition of the index. The fund may continue to hold a security if its market capitalization changes after investment.

The fund may invest up to 20% of its total assets in debt securities of U.S. issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), and below investment grade convertible debt securities.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging markets issuers.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as options and futures, for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The fund uses a "growth at a reasonable price" style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, the fund's investment adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style which focuses on specific securities rather than industries. The adviser may also use quantitative analysis. The adviser focuses on the quality and price of individual issuers and securities.

The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for growth at a reasonable price or if any of the factors used to select an investment have deteriorated. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

SMALL-SIZE COMPANIES RISK. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

WARRANTS RISK. A warrant gives the fund the right to buy stock. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Safeco Growth Opportunities Fund (the predecessor fund) on December 10, 2004.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A, Class B and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower. Prior to August 2, 2004, Safeco Asset Management, Inc. served as the predecessor fund's investment adviser.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 31.05% (04/01/2003 TO 06/30/2003). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.49% (07/01/2011 TO 09/30/2011).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer Growth Opportunities Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	0.46%	1.59%	7.18%	6.09%	Sep 30, 1996
Class A Return after taxes on distributions	0.46%	1.52%	6.81%	5.54%	Sep 30, 1996
Class A Return after taxes on distributions and sale of shares	0.30%	1.33%	6.29%	5.20%	Sep 30, 1996
Class B	1.07%	1.41%	6.58%	5.40%	Sep 30, 1996
Class C	5.64%	1.71%	6.80%	2.32%	Apr 30, 2000
Class R	6.21%			9.73%	Aug 3, 2009
Class Y	7.12%	3.34%		2.86%	Sep 23, 2005
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	4.52%	Sep 30, 1996

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST II
Prospectus Date	rr_ProspectusDate	May 1, 2013
Pioneer Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER GROWTH OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 52.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 137% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in equity securities of companies that the fund's investment adviser considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The fund may invest in initial public offerings of equity securities.

The fund may invest in securities of any market capitalization, although the fund may invest a significant portion of its assets in equity securities of small companies. The fund defines small companies as those within the market capitalization range of the Russell 2000 Growth Index (approximately $2.7 million to $3.8 billion as of March 31, 2013). The size of the companies in the index changes constantly with market conditions and the composition of the index. The fund may continue to hold a security if its market capitalization changes after investment.

The fund may invest up to 20% of its total assets in debt securities of U.S. issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), and below investment grade convertible debt securities.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging markets issuers.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as options and futures, for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The fund uses a "growth at a reasonable price" style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, the fund's investment adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style which focuses on specific securities rather than industries. The adviser may also use quantitative analysis. The adviser focuses on the quality and price of individual issuers and securities.

		The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for growth at a reasonable price or if any of the factors used to select an investment have deteriorated. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

SMALL-SIZE COMPANIES RISK. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

WARRANTS RISK. A warrant gives the fund the right to buy stock. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Safeco Growth Opportunities Fund (the predecessor fund) on December 10, 2004.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A, Class B and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower. Prior to August 2, 2004, Safeco Asset Management, Inc. served as the predecessor fund's investment adviser.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 31.05% (04/01/2003 TO 06/30/2003). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.49% (07/01/2011 TO 09/30/2011).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.
Pioneer Growth Opportunities Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1	rr_ExpenseExampleYear01	695
3	rr_ExpenseExampleYear03	949
5	rr_ExpenseExampleYear05	1,222
10	rr_ExpenseExampleYear10	1,999
1	rr_ExpenseExampleNoRedemptionYear01	695
3	rr_ExpenseExampleNoRedemptionYear03	949
5	rr_ExpenseExampleNoRedemptionYear05	1,222
10	rr_ExpenseExampleNoRedemptionYear10	1,999
2003	rr_AnnualReturn2003	43.67%
2004	rr_AnnualReturn2004	22.23%
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	4.78%
2007	rr_AnnualReturn2007	(3.90%)
2008	rr_AnnualReturn2008	(35.39%)
2009	rr_AnnualReturn2009	43.01%
2010	rr_AnnualReturn2010	19.60%
2011	rr_AnnualReturn2011	(2.53%)
2012	rr_AnnualReturn2012	6.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
1 YEAR	rr_AverageAnnualReturnYear01	0.46%
5 YEARS	rr_AverageAnnualReturnYear05	1.59%
10 YEARS	rr_AverageAnnualReturnYear10	7.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.09%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer Growth Opportunities Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
1	rr_ExpenseExampleYear01	671
3	rr_ExpenseExampleYear03	1,132
5	rr_ExpenseExampleYear05	1,520
10	rr_ExpenseExampleYear10	2,665
1	rr_ExpenseExampleNoRedemptionYear01	271
3	rr_ExpenseExampleNoRedemptionYear03	832
5	rr_ExpenseExampleNoRedemptionYear05	1,420
10	rr_ExpenseExampleNoRedemptionYear10	2,665
1 YEAR	rr_AverageAnnualReturnYear01	1.07%
5 YEARS	rr_AverageAnnualReturnYear05	1.41%
10 YEARS	rr_AverageAnnualReturnYear10	6.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.40%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer Growth Opportunities Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1	rr_ExpenseExampleYear01	314
3	rr_ExpenseExampleYear03	661
5	rr_ExpenseExampleYear05	1,134
10	rr_ExpenseExampleYear10	2,441
1	rr_ExpenseExampleNoRedemptionYear01	214
3	rr_ExpenseExampleNoRedemptionYear03	661
5	rr_ExpenseExampleNoRedemptionYear05	1,134
10	rr_ExpenseExampleNoRedemptionYear10	2,441
1 YEAR	rr_AverageAnnualReturnYear01	5.64%
5 YEARS	rr_AverageAnnualReturnYear05	1.71%
10 YEARS	rr_AverageAnnualReturnYear10	6.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Pioneer Growth Opportunities Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1	rr_ExpenseExampleYear01	163
3	rr_ExpenseExampleYear03	505
5	rr_ExpenseExampleYear05	871
10	rr_ExpenseExampleYear10	1,900
1	rr_ExpenseExampleNoRedemptionYear01	163
3	rr_ExpenseExampleNoRedemptionYear03	505
5	rr_ExpenseExampleNoRedemptionYear05	871
10	rr_ExpenseExampleNoRedemptionYear10	1,900
1 YEAR	rr_AverageAnnualReturnYear01	6.21%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.73%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Pioneer Growth Opportunities Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1	rr_ExpenseExampleYear01	78
3	rr_ExpenseExampleYear03	243
5	rr_ExpenseExampleYear05	422
10	rr_ExpenseExampleYear10	942
1	rr_ExpenseExampleNoRedemptionYear01	78
3	rr_ExpenseExampleNoRedemptionYear03	243
5	rr_ExpenseExampleNoRedemptionYear05	422
10	rr_ExpenseExampleNoRedemptionYear10	942
1 YEAR	rr_AverageAnnualReturnYear01	7.12%
5 YEARS	rr_AverageAnnualReturnYear05	3.34%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2005
Pioneer Growth Opportunities Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.46%
5 YEARS	rr_AverageAnnualReturnYear05	1.52%
10 YEARS	rr_AverageAnnualReturnYear10	6.81%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.54%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer Growth Opportunities Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.30%
5 YEARS	rr_AverageAnnualReturnYear05	1.33%
10 YEARS	rr_AverageAnnualReturnYear10	6.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.20%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996
Pioneer Growth Opportunities Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.59%
5 YEARS	rr_AverageAnnualReturnYear05	3.49%
10 YEARS	rr_AverageAnnualReturnYear10	9.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.52%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST II
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013